Restructuring And Related Charges (Summary Of Costs Incurred By Reporting Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 60.4	$ 14.0	$ 19.5
Cumulative costs	65.7
Future costs to be incurred	30.1
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	0.5		0.3
Cumulative costs	0.5
Future costs to be incurred	2.6
Global Pet Supplies [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	9.1	6.0	8.9
Cumulative costs	9.1
Future costs to be incurred	2.6
Home and Garden [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges		0.4	0.6
Hardware & Home Improvement [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	26.6	2.3	$ 9.7
Cumulative costs	26.6
Future costs to be incurred	22.9
Global Auto Care [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	24.2	$ 5.3
Cumulative costs	29.5
Future costs to be incurred	$ 2.0